Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Net income for the period	$ 10,438	$ 4,757	$ 16,656	$ 10,752
Items that will not be reclassified to the statement of income:
Actuarial gains on post-employment defined benefit plans				1
Actuarial gains (losses) on defined benefit pension plans, net				1
Unrealized gains on cash flow hedge - highly probable future exports
Recognized in equity	670	3,451	4,375	8,304
Reclassified to the statement of income	197	498	704	1,220
Deferred income tax	(295)	(1,343)	(1,727)	(3,238)
Unrealized gains / (losses) on cash flow hedge-highly probable future exports, net	572	2,606	3,352	6,286
Translation adjustments (1)
Recognized in equity	(99)	281	655	362
Total recognized equity	(99)	281	655	362
Share of other comprehensive income (loss) in equity-accounted investments
Recognized in equity	2	118		232
Total equity-accounted investments	2	118		232
Other comprehensive income	475	3,005	4,007	6,881
Total comprehensive income	10,913	7,762	20,663	17,633
Comprehensive income attributable to shareholders of Petrobras	10,900	7,716	20,612	17,543
Comprehensive income attributable to non-controlling interests	$ 13	$ 46	$ 51	$ 90